Revenues (Details) - Schedule of Revenues Disaggregated by Service Lines	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Schedule of Revenues Disaggregated [Abstract]
TOTAL OPERATING REVENUES	¥ 54,944,555	$ 362,766	¥ 32,206,457
Software and system development services [Member]
Schedule of Revenues Disaggregated [Abstract]
TOTAL OPERATING REVENUES	4,812,000	31,771	11,358,517
Consulting and solution services [Member]
Schedule of Revenues Disaggregated [Abstract]
TOTAL OPERATING REVENUES	1,267,620	8,369	20,847,940
Sale of NFTs [Member]
Schedule of Revenues Disaggregated [Abstract]
TOTAL OPERATING REVENUES	¥ 48,864,935	$ 322,626